UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna              New York, NY             11/14/07
---------------              ------------             --------
  [Signature]               [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                  TITLE                   VALUE     SHARES/   SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS      CUSIP     (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE     SHARED   NONE
------------------------------------------------------------------- --------- ------------------------------------------------------
3COM CORP                         COM           885535104     2,470   500,000 SH       DEFINED      01      500,000
ALCOA INC.                        COM           013817101    21,418   547,500 SH       DEFINED      01      547,500
ALCOA INC.                        COM           013817101    11,736   300,000 PUT      DEFINED      01      300,000
ALLIANCE DATA SYSTEMS CORP.       COM           018581108    25,400   328,000 SH       DEFINED      01      328,000
ARMSTRONG WORLD INDUSTRIES INC.   COM           04247X102    14,422   355,300 SH       DEFINED      01      355,300
ASE TEST LIMITED                  COM           Y02516105     9,777   680,360 SH       DEFINED      01      680,360
ASSISTED LIVING CONCEPTS          COM           04544X102    14,167 1,550,000 SH       DEFINED      01    1,550,000
ATLAS AMERICA INC.                COM           049167109    15,902   308,000 SH       DEFINED      01      308,000
ATMEL CORPORATION                 COM           049513104     2,838   550,000 SH       DEFINED      01      550,000
AVAYA INC.                        COM           053499109    13,907   820,000 SH       DEFINED      01      820,000
CERIDIAN CORPORATION              COM           156779100    14,712   423,500 SH       DEFINED      01      423,500
CLEAR CHANNEL COMMUNICATIONS      COM           184502102     2,808    75,000 SH       DEFINED      01       75,000
CONSOL ENERGY INC.                COM           20854P109    24,931   535,000 SH       DEFINED      01      535,000
CONSTELLATION ENERGY GROUP, INC.  COM           210371100    28,268   329,500 SH       DEFINED      01      329,500
CVS CAREMARK CORP                 COM           126650100    29,088   734,000 SH       DEFINED      01      734,000
DOMTAR CORPORATION                COM           257559104    30,709 3,745,000 SH       DEFINED      01    3,745,000
EQUITABLE RESOURCES, INC          COM           294549100    20,748   400,000 SH       DEFINED      01      400,000
EXTERRAN HOLDINGS INC             COM           30225X103    12,051   150,000 SH       DEFINED      01      150,000
GENESCO INC.                      COM           371532102    18,267   396,000 SH       DEFINED      01      396,000
HILLTOP HOLDINGS INC              COM           432748101    21,155 1,802,000 SH       DEFINED      01    1,802,000
HORIZON LINES INC.                COM           44044K101    27,630   905,000 SH       DEFINED      01      905,000
INFINEON TECHNOLOGIES AG          COM           45662N103     1,117    65,000 SH       DEFINED      01       65,000
ISHARES TR RUSSELL 2000           COM           464287655   408,306 5,100,000 PUT      DEFINED      01    5,100,000
MACY'S INC.                       COM           55616P104    12,540   388,000 SH       DEFINED      01      388,000
MANOR CARE INC.                   COM           564055101    18,805   292,000 SH       DEFINED      01      292,000
NRG ENERGY INC.                   COM           629377508    32,563   770,000 SH       DEFINED      01      770,000
RELIANT ENERGY INC                COM           75952B105     2,304    90,000 SH       DEFINED      01       90,000
SELECT SECTOR SPDR TR             SBI INT-FINL  81369Y605    34,320 1,000,000 PUT      DEFINED      01    1,000,000
SERVICE CORPORATION INTERNATIONAL COM           817565104    19,028 1,475,000 SH       DEFINED      01    1,475,000
SOUTHERN UNION CO.                COM           844030106    28,932   930,000 SH       DEFINED      01      930,000
TERADATA CORP                     COM           88076W103     1,121    43,000 SH       DEFINED      01       43,000
THE WILLIAMS COMPANIES, INC       COM           969457100    28,982   850,900 SH       DEFINED      01      850,900
TRAVELCENTERS OF AMERICA LLC      COM           894174101     4,075   125,000 SH       DEFINED      01      125,000
TXU CORP.                         COM           873168108    15,885   232,000 SH       DEFINED      01      232,000
URS CORP                          COM           903236107    26,701   473,000 SH       DEFINED      01      473,000
WASHINGTON GROUP INTL INC.        COM           938862208    10,405   118,500 SH       DEFINED      01      118,500
WENDY'S INTERNATIONAL INC.        COM           950590109    22,412   642,000 SH       DEFINED      01      642,000

                          37                              1,029,900

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:         1,029,900
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 11760                      RCM Advisors, LLC